Average Annual Total Returns{- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-08 - Fidelity® Focused Stock Fund	Fidelity Focused Stock Fund-Default Return Before Taxes Past 1 year	Fidelity Focused Stock Fund-Default Return Before Taxes Past 5 years	Fidelity Focused Stock Fund-Default Return Before Taxes Past 10 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 1 year	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 5 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 10 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.11%	25.20%	18.42%	22.88%	22.30%	16.22%	18.03%	19.95%	14.86%	28.71%	18.47%	16.55%